Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2011
Unrecognized tax benefits	$ 28,037		$ 28,037	$ 18,000	$ 13,930	$ 8,552
Accrued interest and penalties related to uncertain tax positions	942		$ 942
Statutory tax rates			24.00%	25.00%	26.50%
Privileged enterprise benefits rate			24.00%
Tax-exempt income			$ 229,400
Change in corporate tax rate, amount incurred			$ 22,900
Reduced Corporate Tax Rate			7.50%
Decrease In Tax Rates In Year Thereafter							16.00%
Special Preferred Enterprise Of Reduced Tax Rates 1			20.00%				16.00%	16.00%
Special Preferred Enterprise Of Reduced Tax Rates 2								9.00%
Operating losses carryforwards				$ 5,000
Deferred tax asset	114,107		$ 114,107	139,914
Valuation allowance of deferred tax assets	152,062		$ 152,062	201,376
Valuation allowance and deferred tax assets tax rate			21.00%
Change in valuation allowance	65,600
Change in deferred tax assets	65,600		$ (2,404)	$ 10,378	$ 19,129
Foreign ownership percentage basis for determining tax rate			90.00%
Special Preferred Enterprise Tax Exempt Period			10 years
Approved enterprise and beneficiary enterprise income tax exempt or taxable rate			10.00%
Dividend withholding tax rate			15.00%
Persentage of limitation uses			80.00%
Israel [Member]
Statutory tax rates			24.00%	25.00%	26.50%	26.50%
Israel [Member] | Subsequent Event [Member]
Statutory tax rates		23.00%
United States [Member]
Statutory tax rates			21.00%
HONG KONG
Statutory tax rates			16.50%
GERMANY
Statutory tax rates			28.00%
Minimum [Member]
Reduced Corporate Tax Rate			21.00%
Foreign ownership percentage basis for determining tax rate			10.00%
Maximum [Member]
Reduced Corporate Tax Rate			35.00%
Foreign ownership percentage basis for determining tax rate			25.00%
Dividend withholding tax rate			30.00%
Subsidiaries [Member]
Operating losses carryforwards	486,000		$ 486,000	$ 381,000
Deferred tax asset	114,000		114,000	$ 140,000
Deferred tax liability	$ 125,500		$ 125,500